Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Material expense [abstract]
Cost of operating leases	[1]	¥ 13,245	¥ 74,100
Cost related to disposal of assets leased	[1]	0	67,031
Cost related to IT solution services and IT systems		44,810	48,702
Losses on disposal of property, plant and equipment, and other intangible assets		762	2,885
Impairment losses of property, plant and equipment		1,436	1,954
Impairment losses of investments in associates and joint ventures	[2]	116,497	23,565
Others		19,897	21,709
Total other expenses		¥ 196,647	¥ 239,946

[1]	For the six months ended September 30, 2019, cost of operating leases and cost related to disposal of assets leased of SMFL are not included in this table, reflecting the exclusion of SMFL which ceased to be our subsidiary and became our joint venture in November 2018.
[2]	For the six months ended September 30, 2019, the Group recognized an impairment loss of ¥106,348 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.